Shareholder Report, Average Annual Return (Details)		7 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
INSTITUTIONAL CLASS
Average Annual Return [Line Items]
Average Annual Return, Percent			(3.73%)	4.38%	7.21%
INSTITUTIONAL CLASS
Average Annual Return [Line Items]
Average Annual Return, Percent			(7.48%)	10.23%	8.50%
Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	3.67%
Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent		2.57%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent			3.15%	7.06%	7.28%
Russell Microcap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent			12.48%	5.16%	3.37%
FTSE 3 Month TBill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.74%
FTSE 1 Month TBill Index
Average Annual Return [Line Items]
Average Annual Return, Percent		2.70%